Subsequent Events	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
Subsequent Events
24.	Subsequent Events

(a)	Impact of COVID-19

Following the COVID-19 outbreak since early 2020, a series of precautionary and control measures have been implemented by the Chinese government, including but not limited to extending the Chinese New Year holiday, quarantine measures and travel restrictions. These measures have resulted in drop in outbound travelers from China and mainly impacted the Group’s Roamingman business.

Since then, the COVID-19 pandemic has led governments and other authorities around the world to impose measures intended to control its spread, including restrictions on freedom of movement, gatherings of large numbers of people, and business operations such as travel bans, border closings, business closures, quarantines, shelter-in-place orders and social distancing measures. These measures have caused a severe decline in the level of business and leisure travel around the globe. This has resulted in the reduction in demands for the Group’s international data connectivity services compared to the pre COVID-19 pandemic period.

The net cash used in operating activities of the Group was US$1,976 thousands for the six months ended June 30,2022. The Group anticipates that a reduction in revenue will result in reduction in cash flow generated from operations. The Group will evaluate its financial and cash flow positions from time to time and intend to mitigate liquidity risk by implementing operational measures such as costs cutting and reducing investment in capital expenditures. The extent of the impact of the COVID-19 on the Group’s operational and financial performance in the longer term will depend on future developments, including the duration of the outbreak and related travel advisories and restrictions and the impact of the COVID-19 on overall demand for travel, all of which are highly uncertain and beyond the control of the Group.

(b)	Settlement of Convertible promissory notes

The Company settled convertible promissory notes of $50,000 on July 6, 2022, $150,000 on July 25, 2022, $200,000 on July 29, 2022, $200,000 on August 8, 2022, $200,000 on August 18, 2022, $200,000 on August 26, 2022, and issued 1,974,870, 1,829,950, 2,424,380, 2,880,490, 3,531,490, 4,002,400, Class A ordinary shares of the Company on July 6, 2022, July 25, 2022, July 29, 2022, August 8, 2022, August 18, 2022 and August 26, 2022, respectively.